Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Stockholders' Equity
5.	Stockholders’ Equity:
Employee Stock Plans
A 2009 Stock Incentive Plan was adopted by the Board of Directors and approved by the shareholders of CBI. There are no options outstanding under this plan.
On July 18, 2014, the EIP was adopted by the Company’s Board of Directors. On September 30, 2014, the EIP was approved by the majority of stockholders. The 2014 EIP initially authorized the issuance of up to 32,583,475 shares of the Company’s common stock. An additional 11 million shares were added to the 2014 EIP for a total of 43,583,475 shares pursuant to the Agreement entered into by the Company and Mayne Pharma in December 2018.

All previously outstanding RSUs vested upon the change in control as a result of Mayne Pharma’s November 2016 warrant exercise, in connection with which Mayne Pharma became the Company’s majority stockholder. On March 8, 2017, 26,541,738 previously vested but unpaid RSUs were settled by issuing shares of common stock. Upon settlement of the RSUs, the Company issued 15,739,594 shares of common stock to employees (including executive officers), current and former Board members, and contractors. Additionally, 10,802,144 shares of common stock, valued at approximately $3.7 million, were withheld from issuance representing estimated income taxes due from the RSU recipients as the fair value of the shares is considered taxable income upon issuance. The Company subsequently remitted to the appropriate taxing authorities in cash both the Company’s tax withholdings and the RSU recipient portions of the tax withholdings in the amount of approximately $3.7 million.
Stock option activity for the years ended December 31, 2017 and 2018 is as follows:

		Weighted
		Average	Aggreate
	Number of	Exercise Price	Intrinsic
	Shares	Per Share	Value
Outstanding at January 1, 2017	650,000	$0.24	$97,500
No activity in 2017	—	—
Outstanding at December 31, 2017	650,000	$0.24	$6,500
Granted to Directors and Officers in 2018	2,774,000	$0.29
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2018	3,424,000	$0.28	$0
Options outstanding at December 31, 2018 are as follows:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
$ 0.20 - $ 0.25	650,000	7.50	$0.24	$0
$ 0.26 - $ 0.30	1,862,000	9.21	$0.27	$0
$ 0.30 - $ 0.33	912,000	9.46	$0.33	$0
	3,424,000			$0

Options exercisable at December 31, 2018 are as follows:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
$ 0.20 - $ 0.25	650,000	7.50	$0.24	$0
$ 0.26 - $ 0.30	758,000	9.21	$0.27	$0
	1,408,000			$0
The weighted average grant date fair value of options granted during the year ended December 31, 2018 was $0.24. There were no options granted during the year ended December 31, 2017.
Non-vested stock option activity for the year ended December 31, 2018 is as follows:

		Weighted
		Average	Aggreate
	Number of	Exercise Price	Intrinsic
	Shares	Per Share	Value
Non-vested at December 31, 2017	—
Granted	2,774,000
Vested	(758,000)
Forfeited	—
Non-vested at December 31, 2018	2,016,000	$0.25	$0
Incentive awards may be in the form of stock options, restricted stock, restricted stock units and performance and other awards. In the case of incentive stock options, the exercise price will not be less than 100% of the fair market value of shares covered at the time of the grant, or 110% for incentive stock options granted to persons who own more than 10% of the Company’s voting stock. Options granted will generally vest over a three-year period from the date of grant and will be exercisable for ten years, except that the term may not exceed five years for incentive stock options granted to persons who own more than 10% of the Company’s outstanding common stock.
Stock-based compensation expense is determined based on the fair value of the stock-based awards and recognized over the vesting period. The Company recognized $543,089 and $1,865,993 in stock-based compensation expense related to stock options for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, there was unamortized stock-based compensation of approximately $0.1 million.
Preferred Stock Issuances
See Note 1 for discussion of preferred stock issued to Mayne Pharma in 2018.

Warrants
See Note 1 for discussion of warrants issued in conjunction with the Mayne Pharma Purchase Agreement. See Note 1 for discussion of the warrants issued in connection with the Series B Preferred Stock Purchase Agreement.
Details of the 2017 and 2018 warrant exercises can be found in the chart below:

		# of
		Warrants	Exercise	Total
Year	Warrant Holder	Exercised	Price	Proceeds
2017	May 2016 Financing Investors	412,500	$0.12	$49,500
2018	May 2016 Financing Investors	100,000	$0.12	$12,000
There were 64,868,959 outstanding common stock warrants at December 31, 2018 with a weighted average exercise price of $0.13 and a weighted average remaining life of 2.1 years.